Federated Hermes Clover Small Value Fund
Portfolio of Investments
December 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—97.3%
		Communication Services—1.9%
71,766	[1]	Criteo SA, ADR	$ 2,839,063
90,495	[1]	Lumen Technologies, Inc.	480,528
		TOTAL	3,319,591
		Consumer Discretionary—7.8%
46,981		Academy Sports and Outdoors, Inc.	2,702,817
6,591	[1]	Asbury Automotive Group, Inc.	1,601,811
7,605		Meritage Homes Corp.	1,169,801
12,285	[1]	Ollie’s Bargain Outlet Holdings, Inc.	1,348,033
76,576	[1]	PENN Entertaintment, Inc.	1,517,736
20,983		Signet Jewelers Ltd.	1,693,538
99,850		The Wendy’s Co.	1,627,555
47,774	[1]	Tri Pointe Homes, Inc.	1,732,285
		TOTAL	13,393,576
		Consumer Staples—3.2%
29,138	[1]	Pilgrim’s Pride Corp.	1,322,574
25,840		PriceSmart, Inc.	2,381,673
49,476	[1]	TreeHouse Foods, Inc.	1,738,092
		TOTAL	5,442,339
		Energy—4.9%
52,532		Civitas Resources, Inc.	2,409,643
24,281	[1]	CNX Resources Corp.	890,384
96,045		Northern Oil and Gas, Inc.	3,569,032
40,934		SM Energy Co.	1,586,602
		TOTAL	8,455,661
		Financials—31.4%
116,104	[2]	AGNC Investment Corp.	1,069,318
20,883		Axis Capital Holdings Ltd.	1,850,651
82,037		Cadence Bank	2,826,175
75,667		CNO Financial Group, Inc.	2,815,569
100,254		Columbia Banking Systems, Inc.	2,707,861
104,482		First Commonwealth Financial Corp.	1,767,835
239,497		FNB Corp.	3,539,766
8,910		Hanover Insurance Group, Inc.	1,378,021
64,849	[1]	I3 Verticals, Inc.	1,494,121
17,324		Jackson Financial, Inc.	1,508,574
175,450	[1]	LendingClub Corp.	2,840,535
130,326		OceanFirst Financial Corp.	2,358,901
201,908		Old National Bancorp	4,382,413
9,639		Pennymac Financial Services, Inc.	984,527
41,533		Prosperity Bancshares, Inc.	3,129,512
55,650		Radian Group, Inc.	1,765,218
233,200	[1]	Repay Holdings Corp.	1,779,316
31,063		South State Corp.	3,090,147
20,310		Stifel Financial Corp.	2,154,485
45,054		UMB Financial Corp.	5,084,794
274,322		Valley National Bancorp	2,485,357

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
26,274		Wintrust Financial Corp.	$ 3,276,631
		TOTAL	54,289,727
		Health Care—5.7%
81,232	[1]	ADMA Biologics, Inc.	1,393,129
101,431	[1]	Arcutis Biotherapeutics, Inc.	1,412,934
58,289	[1]	Avanos Medical, Inc.	927,961
25,611	[1]	Beam Therapeutics, Inc.	635,153
11,038	[1]	Biohaven Ltd.	412,269
21,457	[1]	Cytokinetics, Inc.	1,009,337
28,040	[1,2]	Establishment Labs Holdings, Inc.	1,291,803
17,820	[1]	Halozyme Therapeutics, Inc.	851,974
54,197	[1]	Harmony Biosciences Holdings, Inc.	1,864,919
		TOTAL	9,799,479
		Industrials—12.9%
24,094	[1]	Blue Bird Corp.	930,751
38,835		Enerpac Tool Group Corp.	1,595,730
14,535		EnPro, Inc.	2,506,561
17,384		Federal Signal Corp.	1,606,108
127,285	[1]	Gates Industrial Corp. PLC	2,618,252
18,010	[1]	Gibraltar Industries, Inc.	1,060,789
45,743		H&E Equipment Services, Inc.	2,239,577
32,359		Hub Group, Inc.	1,441,917
98,282	[1]	JELD-WEN Holding, Inc.	804,930
11,935		MOOG, Inc., Class A	2,349,285
80,213	[1]	NV5 Global, Inc.	1,511,213
134,910	[1]	Sun Country Airlines Holdings, Inc.	1,966,988
102,987		Vestis Corp.	1,569,522
		TOTAL	22,201,623
		Information Technology—8.1%
46,468		Avnet, Inc.	2,431,206
24,423		Crane NXT Co.	1,421,907
36,635	[1]	Hut 8 Mining Corp.	750,651
26,554	[1]	Ichor Holdings Ltd.	855,570
84,243	[1]	LiveRamp Holdings, Inc.	2,558,460
75,489	[1]	Netgear, Inc.	2,103,878
66,483	[1]	NetScout Systems, Inc.	1,440,022
143,571	[1,2]	Pagaya Technologies Ltd.	1,333,775
178,467	[1]	Yext, Inc.	1,135,050
		TOTAL	14,030,519
		Materials—5.7%
49,593		Alcoa Corp.	1,873,624
27,598		Ashland, Inc.	1,972,152
46,946		Avient Corp.	1,918,214
48,892		Commercial Metals Corp.	2,425,043
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
177,158		Hecla Mining Co.	869,846
106,545		HudBay Minerals, Inc.	863,014
		TOTAL	9,921,893
		Real Estate—10.5%
45,615		Cousins Properties, Inc.	1,397,643
212,122	[1]	Cushman & Wakefield PLC	2,774,556
72,603		EPR Properties	3,214,861

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
55,413	Independence Realty Trust	$ 1,099,394
150,036	Kite Realty Group Trust	3,786,908
74,065	Macerich Co. (The)	1,475,375
104,456	Park Hotels & Resorts, Inc.	1,469,696
86,090	STAG Industrial, Inc.	2,911,564
	TOTAL	18,129,997
	Utilities—5.2%
39,172	Idacorp, Inc.	4,280,716
61,180	NorthWestern Energy Group, Inc.	3,270,683
19,082	Southwest Gas Holdings, Inc.	1,349,288
	TOTAL	8,900,687
	TOTAL COMMON STOCKS (IDENTIFIED COST $144,779,992)	167,885,092
	INVESTMENT COMPANY—4.6%
7,935,801	Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[4] (IDENTIFIED COST $7,935,801)	7,935,801
	TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $152,715,793)	175,820,893
	OTHER ASSETS AND LIABILITIES - NET—(1.9)%[5]	(3,210,107)
	TOTAL NET ASSETS—100%	$172,610,786
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 9/30/2024	$6,862,211
Purchases at Cost	$22,039,401
Proceeds from Sales	$(20,965,811)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$7,935,801
Shares Held as of 12/31/2024	7,935,801
Dividend Income	$72,265

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of December 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$3,006,316	$3,011,025

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$154,127,157	$—	$0	$154,127,157
International	13,757,935	—	—	13,757,935
Investment Company	7,935,801	—	—	7,935,801
TOTAL SECURITIES	$175,820,893	$—	$0	$175,820,893

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt